Note 15 - Discontinued Operations and Long-Lived Assets to be Disposed Of (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	December 31,
	2012	2011
Revenue	$-	$9,732
Gain on disposal of subsidiary, net	-	11,227
Loss from discontinued operations	-	(335)
	December 31,
	2012	2011
Revenue	$-	$200
Gain on disposal of subsidiary, net	-	370
Loss from discontinued operations, net	-	(370)
	December 31,
	2012	2011
Revenue	$-	$-
Gain on disposal of subsidiary, net	-	512
Loss from discontinued operations	-	(58)